Equity Method Investment in Smackover Lithium - Summarized Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2026	Sep. 30, 2025	Jun. 30, 2026	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Equity Method Investment in Joint Ventures
Net loss	$ 36,717	$ 36,717	$ 6,121	$ 5,790	$ 42,507	$ 12,653
Company's share of net loss	1,821		925		4,801	3,169
Current assets	123,684	123,684			123,684		$ 157,687
Non-current assets	228,494	228,494			228,494		228,829
TOTAL ASSETS	352,178	352,178			352,178		386,516
Current liabilities	9,278	9,278			9,278		10,086
TOTAL LIABILITIES	18,404	18,404			18,404		32,558
Carrying amount of investment in joint ventures	210,542	210,542			210,542		168,868
Total
Equity Method Investment in Joint Ventures
Net loss	3,310		1,682		8,728	5,762
Company's share of net loss	1,821		925		4,801	3,169
Current assets	53,843	53,843			53,843		23,730
Non-current assets	194,468	194,468			194,468		147,386
TOTAL ASSETS	248,311	248,311			248,311		171,116
Current liabilities	13,219	13,219			13,219		11,795
TOTAL LIABILITIES	13,219	13,219			13,219		11,795
Net assets	235,092	235,092			235,092		159,321
Company's share of Smackover Lithium	129,301	129,301			129,301		87,627
Adjustments to the Company's share of net assets	81,241	81,241			81,241		81,241
Carrying amount of investment in joint ventures	210,542	210,542			210,542		168,868
SWA Lithium
Equity Method Investment in Joint Ventures
Net loss	2,678		809		7,284	4,171
Company's share of net loss	1,473		445		4,007	2,294
Current assets	30,901	30,901			30,901		12,741
Non-current assets	106,518	106,518			106,518		82,994
TOTAL ASSETS	137,419	137,419			137,419		95,735
Current liabilities	8,608	8,608			8,608		7,139
TOTAL LIABILITIES	8,608	8,608			8,608		7,139
Net assets	128,811	128,811			128,811		88,596
Company's share of Smackover Lithium	70,846	70,846			70,846		48,728
Adjustments to the Company's share of net assets	56,437	56,437			56,437		56,437
Carrying amount of investment in joint ventures	127,283	127,283			127,283		105,165
Texas Lithium
Equity Method Investment in Joint Ventures
Net loss	632		873		1,444	1,591
Company's share of net loss	348		$ 480		794	$ 875
Current assets	22,942	22,942			22,942		10,989
Non-current assets	87,950	87,950			87,950		64,392
TOTAL ASSETS	110,892	110,892			110,892		75,381
Current liabilities	4,611	4,611			4,611		4,656
TOTAL LIABILITIES	4,611	4,611			4,611		4,656
Net assets	106,281	106,281			106,281		70,725
Company's share of Smackover Lithium	58,455	58,455			58,455		38,899
Adjustments to the Company's share of net assets	24,804	24,804			24,804		24,804
Carrying amount of investment in joint ventures	$ 83,259	$ 83,259			$ 83,259		$ 63,703